May 1, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza 450 5th Street, N.W.
Washington, D.C. 20549-1004

Re: JPMorgan Value Opportunities Fund, Inc.
File Nos. 2-97999 and 811-4321

Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on April 26, 2006 of Registrant's Post-Effective Amendment No.36 under The Securities Act of 1933 and Amendment No.31 under The Investment Company Act of 1940.

Sincerely,

Burton L. Raimi
Secretary